TIAA-CREF Funds	Supplement

TIAA-CREF Large-Cap Growth Index Fund

SUPPLEMENT NO. 1

dated December 6, 2019, to the Summary Prospectus dated March 1, 2019

TIAA-CREF Equity Index Funds

SUPPLEMENT NO. 3

dated December 6, 2019, to the Statutory Prospectus dated March 1, 2019, as supplemented through October 1, 2019

Important change to the TIAA-CREF Large-Cap Growth Index Fund

The Board of Trustees of the TIAA-CREF Funds has approved a change to the TIAA-CREF Large-Cap Growth Index Fund’s (the “Fund”) diversification policy under the Investment Company Act of 1940, as amended (the “1940 Act”). Under the revised policy, the Fund will continue to track its benchmark index even if the Fund becomes non-diversified under the 1940 Act as a result of a change in relative market capitalization or index weighting of one or more constituents of the index. Non-diversified status means that the Fund can invest a greater percentage of its assets in the securities of a single issuer than a diversified fund.

Shareholder approval will not be sought if the Fund crosses from diversified to non-diversified status under such circumstances.

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The following language is added to the end of the section entitled “Principal investment strategies” on page 4 of the Fund’s Summary Prospectus and page 16 of the Fund’s Statutory Prospectus:

The Fund is classified as a diversified investment company, as defined under the 1940 Act. However, the Fund may become non-diversified under the 1940 Act without the approval of Fund shareholders solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its benchmark index, the Russell 1000 Growth Index, which the Fund seeks to track.

The following sentence is added to the end of “Market Risk” within the section entitled “Principal investment risks” on page 4 of the Fund’s Summary Prospectus and page 16 of the Fund’s Statutory Prospectus:

From time to time, the Fund may invest a significant portion of its assets in companies in one or more related sectors or industries, which would make the Fund more vulnerable to adverse developments affecting such sectors or industries.

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The following risk is added to the end of the section entitled “Principal investment risks” on page 5 of the Fund’s Summary Prospectus and page 17 of the Fund’s Statutory Prospectus:

•	Non-Diversification Risk—While the Fund is considered to be a diversified investment company under the 1940 Act, the Fund may become non-diversified under the 1940 Act without Fund shareholder approval when necessary to continue to track its benchmark index. Non-diversified status means that the Fund can invest a greater percentage of its assets in the securities of a single issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss in value of one or more particular securities may have a greater effect on the fund’s return since they may represent a larger portion of the fund’s total portfolio assets.

The following risk is added after “Mid-Cap Risk” in the section entitled “Additional information on principal investment risks of the Funds” on page 61 of the Fund’s Statutory Prospectus:

•	Non-Diversification Risk—While the Large-Cap Growth Index Fund is considered to be a diversified investment company under the 1940 Act, this Fund may become non-diversified under the 1940 Act without Fund shareholder approval when necessary to continue to track its benchmark index. Non-diversified status means that this Fund can invest a greater percentage of its assets in the securities of a single issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss in value of a particular investment may have a greater effect on the fund’s return since it may represent a larger portion of the fund’s total portfolio assets, which could lead to greater volatility in the fund’s returns.

A40682 (12/19)

TIAA-CREF Funds	Supplement

TIAA-CREF Funds

SUPPLEMENT NO. 2

dated December 6, 2019 to the Statement of Additional Information (“SAI”) dated August 1, 2019 and March 1, 2019, as supplemented through October 1, 2019

Important change to the TIAA-CREF Large-Cap Growth Index Fund

The Board of Trustees of the TIAA-CREF Funds has approved a change to the TIAA-CREF Large-Cap Growth Index Fund’s (the “Fund”) diversification policy under the Investment Company Act of 1940, as amended (the “1940 Act”). Under the revised policy, the Fund will continue to track its benchmark index even if the Fund becomes non-diversified under the 1940 Act as a result of a change in relative market capitalization or index weighting of one or more constituents of the index. Non-diversified status means that the Fund can invest a greater percentage of its assets in the securities of a single issuer than a diversified fund.

Shareholder approval will not be sought if the Fund crosses from diversified to non-diversified status under such circumstances.

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The following language is added after the first sentence in the third paragraph under the section entitled “Investment objectives, policies, restrictions and risks” on page 4 of the Fund’s SAI:

However, the Large-Cap Growth Index Fund may become non-diversified under the 1940 Act without the approval of Fund shareholders solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its benchmark index. Therefore, this Fund has a different diversification-related policy than the other Funds as noted in Restriction #8 below.

The following language replaces Restriction #8 under the section entitled “Fundamental policies” on page 4 of the Fund’s SAI:

Restriction #8 is a fundamental policy of each Fund:

8.	With respect to the Large-Cap Growth Index Fund, the Fund will not, with respect to at least 75% of the value of its total assets, invest more than 5% of its total assets in the securities of any one issuer, other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or hold more than 10% of the outstanding voting securities of any one issuer, except as may be necessary to approximate the composition of its benchmark index.

With respect to each other Fund, the Fund will not, with respect to at least 75% of the value of its total assets, invest more than 5% of its total assets in the securities of any one issuer, other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or hold more than 10% of the outstanding voting securities of any one issuer.

A40683 (12/19)